Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 892,161	$ 2,912,461	$ 128,149
Prepaid expenses	531,327	761,271	55,069
Forward purchase agreement	3,543,614	5,700,451	0
Assets available for sale	0	53,321,372	0
Income taxes receivable	204,559	204,559	0
Deferred offering costs		0	394,147
Other current assets	17,563	0	28,175
Total current assets	5,189,224	62,900,114	605,540
Property and equipment, net of accumulated depreciation	170,447	192,846	254,974
Operating lease right of use asset	797,617	831,656	859,331
Intangible assets, net of accumulated amortization	23,055	24,187	28,702
Total assets	6,180,343	63,948,803	1,748,547
Current liabilities:
Accounts payable	4,283,470	4,417,234	2,138,732
Accrued interest	1,175,845	1,175,845	477,720
Accrued expenses and other liabilities	568,345	1,595,434	944,573
Loans payable, net of debt discount	731,340	1,288,598	0
Operating lease liability	146,552	150,136	129,502
Liabilities available for sale	0	29,874,831	0
Convertible notes payable		0	2,777,778
Derivative liabilities		0	826,980
Total current liabilities	6,905,552	38,502,078	7,295,285
Long-term liabilities:
Operating lease liability, net of current portion	666,450	697,715	827,728
Total liabilities	7,572,002	39,199,793	8,123,013
Commitments and contingencies (see Note 10)
Stockholders' (deficit) equity:
Series A convertible voting preferred stock		1
Common stock	1,936	2,309	897
Additional paid-in capital	60,380,765	83,250,101	4,590,855
Accumulated deficit	(61,774,360)	(58,503,401)	(42,382,291)
Total stockholders' (deficit) equity	(1,391,659)	24,749,010	(37,790,539)
Total liabilities and stockholders' (deficit) equity	$ 6,180,343	63,948,803	1,748,547
Series C-1 Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock		0	772,028
Series C-2 Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock		0	15,904,275
Series B Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock		0	7,025,434
Series A Redeemable Convertible Preferred Stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock		$ 0	$ 7,714,336